Goodwill and intangible assets - Schedule of allocation of goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash-generating units
Goodwill	€ 5,996	€ 5,736
Network Infrastructure
Cash-generating units
Goodwill	3,323	2,831
Cloud and Network Services
Cash-generating units
Goodwill	440	559
Cloud and Network Services | Goodwill
Cash-generating units
Increase (decrease) through transfers, intangible assets and goodwill	(79)
Mobile Networks
Cash-generating units
Goodwill	2,233	€ 2,346
Mobile Networks | Goodwill
Cash-generating units
Increase (decrease) through transfers, intangible assets and goodwill	€ 79